SHARE-BASED COMPENSATION - RESTRICTED SHARE AWARD GRANTED TO NON-EMPLOYEE (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥)
Share-based compensation
Granted (in shares)	16,813,344	16,813,344
Total fair value of restricted shares vested	¥ 21,398,788	$ 3,289,000	¥ 103,433,000
Total compensation expense	10,936,000	1,680,000	¥ 85,025,000		¥ 48,606,000
RSUs | Non-employees
Share-based compensation
Granted (in shares)			454,912	454,912
Cost of revenues
Share-based compensation
Total compensation expense	490,000	75,000	¥ 5,961,000		3,670,000
Sales and marketing expenses
Share-based compensation
Total compensation expense	254,000	39,000	2,753,000		2,882,000
General and administrative expenses
Share-based compensation
Total compensation expense	9,630,000	1,480,000	72,483,000		38,796,000
General and administrative expenses | RSUs | Non-employees
Share-based compensation
Total fair value of restricted shares vested	1,320,000			$ 194,000
Research and development expenses
Share-based compensation
Total compensation expense	¥ 562,000	$ 86,000	¥ 3,828,000		¥ 3,258,000